SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Jan. 01, 2022
Accounting Policies [Abstract]
Cash equivalents	$ 118,070		$ 45,438	$ 10,329
Allowance for credit losses	2,410		1,990	8,384
Impairment expenses for property and equipment	0	$ 0	0	0
Advertising expense	28,788	$ 19,890	67,887	59,855
Right of use assets	79,666		85,674	108,863	$ 135,182
Right of use liabilities	82,242		88,031		$ 135,182
Accumulated deficit	$ 5,925,337		5,782,823	704,616
Other current asset				$ 21,086